Organization and Nature of Business Operations	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]

(1) Organization and Nature of Business Operations

ROI Acquisition Corp. (the “Company”) is a newly organized Delaware blank check company formed on September 19, 2011 for the purpose of, directly or indirectly, effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or engaging in any other similar business combination with one or more businesses or assets (the “Business Combination”).

 On July 26, 2012, ROIC Acquisition Holdings LP, the Company’s original sponsor (the “Sponsor”) transferred 1,875,000 shares of the Company’s common stock (the “Founder Shares”) to its affiliate, Clinton Magnolia Master Fund, Ltd. (“Magnolia”) at a price of $0.0115942 per share and transferred 4,166,667 warrants (the “Sponsor Warrants”) to Magnolia at a price of $0.733962 per warrant.  In connection with such transfers, Magnolia assumed all rights and obligations of the Sponsor with regard to the Founder Shares and Sponsor Warrants.

At December 31, 2012, the Company had not commenced any operations. All activity through December 31, 2012 relates to the Company’s formation and initial public offering (the “Public Offering”). The Company’s fiscal year-end is December 31.

The registration statement for the Public Offering was declared effective on February 24, 2012. The Company consummated the Public Offering on February 29, 2012 and received net proceeds of approximately $73.6 million which includes $3.2 million received for the purchase of 4,166,667 warrants by the Sponsor and 10,000 units by the Chairman and is net of approximately $4.7 million of legal, accounting, and underwriting fees (see Note 5).

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering, although substantially all of the net proceeds of the Public Offering are intended to be generally applied toward effecting a Business Combination. The Company’s efforts in identifying prospective target businesses are not limited to a particular industry or geographic region for purposes of consummating its initial Business Combination. While the Company may pursue an acquisition opportunity in any business industry or sector, the Company intends to focus on industries or sectors that complement the Company’s management team’s background, such as the consumer sector, and in particular the restaurant industry in the United States and globally.

Net proceeds of approximately $75.1 million from the Public Offering and simultaneous private placement of the Sponsor Warrants (as described below in Note 5) are held in a trust account (the “Trust Account”). Except for the interest income earned on the Trust Account balance that may be released to the Company to pay any income and franchise taxes and to fund the Company’s working capital requirements, and any amounts necessary to purchase up to 15% of the Company’s shares issued as part of the Units described in Note 4 if the Company seeks stockholder approval for its initial Business Combination, none of the funds held in the Trust Account will be released until the earlier of the completion of the Company’s initial Business Combination and the redemption of 100% of the Company’s public shares (“Public Shares”) if the Company is unable to consummate a Business Combination by November 29, 2013, 21 months from the closing of the Public Offering (subject to the requirements of law). The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders (the “Public Stockholders”).

The Company will provide its stockholders with the opportunity to redeem their Public Shares for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account, less franchise and income taxes payable, upon the consummation of the Company’s initial Business Combination, subject to the limitations described herein. There will be no redemption rights with respect to outstanding warrants or private placement units.

If the Company seeks stockholder approval, the Company will consummate its initial Business Combination only if a majority of the outstanding shares of common stock voted in favor of the Business Combination. In such case, Magnolia has agreed to vote its Founder Shares (as defined in Note 6) as well as any Public Shares purchased during or after the Public Offering in favor of the Company’s initial Business Combination. In addition, Magnolia has agreed to waive its redemption rights with respect to its Founder Shares and any Public Shares it may hold in connection with the consummation by the Company of a Business Combination. The Company’s officers and directors have also agreed to waive their redemption rights with respect to any Public Shares in connection with the consummation of the Company’s initial Business Combination.

If the Company does not effect a Business Combination by November 29, 2013, 21 months from the closing of the Public Offering, as discussed in Note 4, the Company will liquidate the Trust Account and distribute the amount then held in the Trust Account, including interest but net of franchise and income taxes payable and less up to $50,000 of such net interest that may be released to the Company from the Trust Account to pay liquidation expenses, to the Company’s Public Stockholders, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. The ability of the Company to continue as a going concern is dependent upon its ability to successfully complete a Business Combination by November 29, 2013. The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern and is required to liquidate.

Magnolia has agreed to waive its redemption rights with respect to its Founder Shares if the Company fails to consummate an initial Business Combination within the 21-month time period, although Magnolia will be entitled to redemption with respect to any Public Shares it holds if the Company fails to consummate an initial Business Combination within such time period.